UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        DECEMBER 31, 2001
                                                ----------------------------

Check here if Amendment  [  ] ;  Amendment Number:
                                                    ---------
       This Amendment  (Check only one.):  [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SOUND SHORE MANAGEMENT, INC.
              -----------------------------------------------------
Address:          P.O. BOX 1810
              -----------------------------------------------------
                  8 SOUND SHORE DRIVE, SUITE 180
              -----------------------------------------------------
                  GREENWICH, CT  06836
              -----------------------------------------------------

Form 13F File Number:  028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             SHANNA S. SULLIVAN
              -----------------------------------------------------
Title:            VICE PRESIDENT
              -----------------------------------------------------
Phone:            (203) 629-1980
              -----------------------------------------------------

Signature, Place, and Date of Signing:

         /S/ SHANNA S. SULLIVAN        GREENWICH, CT         FEBRUARY 14,2002
         ----------------------  -------------------------  ------------------
                (Signature)            (City, State)              (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:   Sound Shore Management, Inc.


Number of Other Included Managers:                     0
                                           ------------------------

Form 13F Information Table Entry Total:               57
                                           ------------------------

Form 13F Information Table Value Total:           $3,410,548
                                           ------------------------
                                                  (thousands)


List of Other Included Managers:

                                      NONE

                                    Form 13F
                Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                           12/31/01

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            Item 1              Item 2    Item 3      Item 4       Item 5          Item 6          Item 7         Item 8
        Name of Issuer           Title     Cusip    Mkt. Value     Shares   Investment Discretion  Mgrs.     Voting Authority
                                                                            ---------------------            ----------------
                                  of      Number      x $1000                Sole  Shared Other           Sole     Shared    None
                                 Class                                       (A)    (B)    (C)            (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.       COMMON   00817Y108        55,374  1,678,500   X                         1,485,700        0   192,800
Allstate Corporation            COMMON   020002101        70,568  2,094,000   X                         1,829,700        0   264,300
Ambac Financial Group, Inc      COMMON   023139108        76,303  1,318,750   X                         1,158,000        0   160,750
A O N Corporation               COMMON   037389103       102,578  2,887,900   X                         2,525,000        0   362,900
BMC Software                    COMMON   055921100           270     16,500   X                                 0        0    16,500
Berkshire Hathaway, Inc.        COMMON   084670108       114,080      1,509   X                             1,313        0       196
Boston Scientific Corporation   COMMON   101137107        61,711  2,558,500   X                         2,240,600        0   317,900
Cendant Corporation             COMMON   151313103        45,383  2,314,300   X                         2,092,100        0   222,200
CenturyTel, Inc.                COMMON   156700106       116,450  3,550,300   X                         3,091,700        0   458,600
CitiGroup, Inc.                 COMMON   172967101         1,568     31,053   X                                 0        0    31,053
Citizen's Communications        COMMON   17453B101        67,833  6,363,300   X                         5,567,900        0   795,400
Constellation Energy Group      COMMON   210371100        69,354  2,612,200   X                         2,138,700        0   473,500
Convergys Corporation           COMMON   212485106        88,720  2,366,500   X                         2,073,600        0   292,900
Cypress Semiconductor Corp.     COMMON   232806109         9,666    485,000   X                           485,000        0         0
Dana Corporation                COMMON   235811106           155     11,151   X                                 0        0    11,151
Walt Disney Holding Company     COMMON   254687106        26,963  1,301,300   X                         1,047,100        0   254,200
Dover Corporation               COMMON   260003108        29,827    804,600   X                           658,300        0   146,300
Duke Energy Corporation         COMMON   264399106        78,830  2,007,900   X                         1,753,700        0   254,200
Dynegy Inc. (Holding Co.)       COMMON   26816Q101        15,453    606,000   X                           571,700        0    34,300
Eaton Corporation               COMMON   278058102        69,908    939,500   X                           824,600        0   114,900
Electronic Data Systems Co.     COMMON   285661104       104,525  1,524,800   X                         1,333,500        0   191,300
Energy Conversion Devices       COMMON   292659109           351     18,500   X                                 0        0    18,500
Engelhard Corporation           COMMON   292845104        69,770  2,520,600   X                         2,213,600        0   307,000
Equifax Incorporated            COMMON   294429105        69,902  2,894,500   X                         2,528,600        0   365,900
Freddie Mac                     COMMON   313400301        83,856  1,282,200   X                         1,121,800        0   160,400
Fannie Mae                      COMMON   313586109        63,942    804,300   X                           653,800        0   150,500
Guidant Corporation             COMMON   401698105        74,725  1,500,500   X                         1,311,300        0   189,200
HCA, Inc.                       COMMON   404119109        95,371  2,474,600   X                         2,162,800        0   311,800
International Business Machines COMMON   459200101           248      2,048   X                                 0        0     2,048
Interpublic Group of Cos.       COMMON   460690100        99,780  3,377,800   X                         2,954,100        0   423,700
KB Home Corporation             COMMON   48666K109           441     11,000   X                                 0        0    11,000
Kimberly-Clark Company          COMMON   494368103        53,862    900,700   X                           771,700        0   129,000
Kinder Morgan Inc.              COMMON   49455P101        82,638  1,483,900   X                         1,298,100        0   185,800
Kroger Company                  COMMON   501044101       100,938  4,836,500   X                         4,212,500        0   624,000
Liberty Media Corporation       COMMON   530718105        99,943  7,138,800   X                         6,242,300        0   896,500
MBIA Inc.                       COMMON   55262C100        74,953  1,397,600   X                         1,228,500        0   169,100
Merck & Co. Inc.                COMMON   589331107           847     14,400   X                                 0        0    14,400
Mylan Labs, Inc.                COMMON   628530107       117,086  3,122,300   X                         2,739,600        0   382,700
Omnicare, Inc.                  COMMON   681904108        56,953  2,289,100   X                         2,001,400        0   287,700
Oxford Health Plans, Inc.       COMMON   691471106        70,139  2,327,100   X                         2,036,100        0   291,000
Pharmacia Corporation           COMMON   71713U102        62,614  1,468,100   X                         1,246,900        0   221,200
Philip Morris Co.s Inc.         COMMON   718154107         1,243     27,100   X                                 0        0    27,100
Presidential Life Corporation   COMMON   740884101           206     10,000   X                                 0        0    10,000
Prudential Financial, Inc.      COMMON   744320102         8,065    243,000   X                           218,500        0    24,500
Republic Services Inc.          COMMON   760759100       103,626  5,189,100   X                         4,538,100        0   651,000
Safeway, Inc.                   COMMON   786514208       111,038  2,659,600   X                         2,318,100        0   341,500
SCANA Corporation New           COMMON   80589M102        14,931    536,500   X                           487,600        0    48,900
Sprint Corporation              COMMON   852061100        68,184  3,395,600   X                         2,971,100        0   424,500
Stilwell Financial, Inc.        COMMON   860831106        33,557  1,232,800   X                         1,128,300        0   104,500
TJX Companies, Inc.             COMMON   872540109        75,575  1,896,000   X                         1,631,300        0   264,700
Telephone & Data Systems        COMMON   879433100        57,018    635,300   X                           570,600        0    64,700
Textron Incorporated            COMMON   883203101        85,710  2,067,300   X                         1,820,700        0   246,600
Thermo Electron Corporation     COMMON   883556102        76,237  3,195,200   X                         2,799,100        0   396,100
Triad Hospitals, Inc.           COMMON   89579K109        55,756  1,899,700   X                         1,661,700        0   238,000
USX Marathon Group              COMMON   902905827        90,408  3,013,600   X                         2,630,600        0   383,000
U.S. Bancorp                    COMMON   902973304        99,357  4,747,100   X                         4,144,900        0   602,200
Weatherford International       COMMON   947074100        45,759  1,228,100   X                         1,097,500        0   130,600


   TOTALS:                        57                   3,410,548